Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Stockholders' Equity

Note 10 — Stockholders’ Equity

Under our amended and restated certificate of incorporation, we are authorized to issue 600,000,000 shares of Common Stock, par value of $0.0001 per share, and 1,000,000 shares of preferred stock, par value $0.0001 per share.

As of March 31, 2022, there were an aggregate of 5,519,991 and 5,013,333 outstanding public warrants and private placement warrants, respectively. Each warrant entitles the holder to purchase one share of our Common Stock at a price of $11.50 per share at any time commencing on February 25, 2022. The warrants will expire on September 1, 2026 or earlier upon redemption or liquidation.

There have been no significant changes to our Common Stock, preferred stock, and our public and private placement warrants, including warrant redemption terms disclosed in our 2021 Form 10-K.

Note 11 — Stockholders’ Equity

Common and Preferred Stock

On September 1, 2021, in connection with the Business Combination, the Company amended and restated its certificate of incorporation to authorize 600,000,000 shares of Common Stock, par value of $0.0001 per share, and 1,000,000 shares of preferred stock, par value $0.0001 per share (“Preferred Stock”).

Warrants

As of December 31, 2021, there were an aggregate of 5,519,991 and 5,013,333 outstanding Public Warrants and Private Placement Warrants, respectively. Each warrant entitles the holder to purchase one share of our Common Stock at a price of $11.50 per share at any time commencing on February 25, 2022. The Warrants will expire on September 1, 2026 or earlier upon redemption or liquidation.

The Private Placement Warrants are identical to the Public Warrants, except that the Private Placement Warrants, so long as they are held by CMLS Holdings II LLC, a Delaware limited liability company (the “Sponsor”) or any of its permitted transferees, (i) will not be redeemable by the Company (except as described below in “Redemption of Warrants When the Price per Share of Common Stock Equals or Exceeds $10.00”), (ii) may be exercised by the holders on a cashless basis, and (iii) will be entitled to certain registration rights. If the Private Placement Warrants are held by a holder other than the Sponsor or any of its permitted transferees, the Private Placement Warrants will be redeemable by the Company in all redemption scenarios applicable to the Public Warrants and exercisable by such holders on the same basis as the Public Warrants.

Redemptions of warrants when the price per share of Common Stock equals or exceeds $18.00 - Once the warrants become exercisable, the Company may redeem the outstanding Public Warrants:

●	in whole and not in part;

●	at a price of $0.01 per warrant;

●	upon a minimum of 30 days’ prior written notice of redemption to each warrant holder; and

●	if, and only if, the closing price of the Common Stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending three business days before the Company sends to the notice of redemption to the warrant holders.

Redemptions of warrants when the price per share of Common Stock equals or exceeds $10.00 - Once the warrants become exercisable, the Company may redeem the outstanding Public Warrants:

●	in whole and not in part;

●	at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption, provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares, based on the redemption date and the “fair market value” of our Common Stock (as defined below) except as otherwise described below;

●	if, and only if, the closing price equals or exceeds $10.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within the 30-trading day period ending three trading days before the Company sends the notice of redemption to the warrant holders; and

●	if the closing price of the Common Stock for any 20 trading days within a 30-trading day period ending three trading days before the Company sends notice of redemption to the warrant holders is less than $18.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like), the Private Placement Warrants must also be concurrently called for redemption on the same terms as the outstanding Public Warrants, as described above.

The “fair market value” of our Common Stock shall mean the volume weighted average price of our Common Stock during the 10 trading days immediately following the date on which the notice of redemption is sent to the holders of warrants. We will provide our warrant holders with the final fair market value no later than one business day after the 10-trading day period described above ends. In no event will the warrants be exercisable in connection with this redemption feature for more than 0.361 shares of Common Stock per warrant (subject to adjustment).

We will not redeem the Warrants as described above unless an effective registration statement under the Securities Act of 1933, as amended, covering our Common Stock issuable upon exercise of the warrants is effective and a current prospectus relating to those shares of Common Stock is available throughout the 30-day redemption period. If the foregoing conditions are satisfied and we issue a notice of redemption, each warrant holder will be entitled to exercise their warrants prior to the scheduled redemption date.

The Company may not redeem the Private Warrants, so long as they continue to be held by the original purchasers or permitted transferees. However, if the Private Warrants are transferred and no longer held by the original holder (or permitted transferees), such Warrants will automatically convert into Public Warrants and become subject to the same redemption provisions. Such Warrants will cease to exist as Private Warrants.